CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 29, 2019	Feb. 02, 2018	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2018
Golock Capital, LLC Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, description		Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion.
Convertible notes payable					$ 302,067
Debt instrument, principal amount			$ 339,011
Amount of additional penalties and interest			$ 1,172,782
Amendment [Member] | Golock [Member]
Short-Term Debt [Line Items]
Debt instrument, description	They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender requested conversion.
Debt conversion, converted instrument, amount				$ 53,331
Debt conversion, converted instrument, accured interest				$ 23,102
Debt conversion, converted instrument, shares issued				100,000,000
Convertible notes payable				$ 339,010
Notes past due				$ 285,679